SCHEDULE OF CONTRACT ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Revenue from Contract with Customer [Abstract]
Grosss amount at the beginning of the period	¥ 31,722	¥ 25,075	¥ 16,577
Increases due to revenue recognized during the year	50,825	51,712	46,662
Transfers to accounts receivable during the year	(19,403)	(45,065)	(38,164)
Grosss amount at the end of the period	63,144	31,722	25,075
Allowance for contract assets		(10,604)	(6,733)		¥ (12,306)
Contract asset, net		21,118	18,342	$ 7,371	¥ 50,838
Balance at the beginning of the period	10,604	6,733	995
Additions charged to bad debt expense	1,702	3,871	5,738
Balance at the end of the period	¥ 12,306	¥ 10,604	¥ 6,733